Document And Entity Information - shares	3 Months Ended
	Dec. 31, 2017	Apr. 06, 2018
Document Information [Line Items]
Entity Registrant Name	Americann, Inc.
Entity Central Index Key	0001508348
Trading Symbol	acan
Current Fiscal Year End Date	--09-30
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		19,366,000
Document Type	S-1
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q1
Amendment Flag	false